Cash And Cash Equivalents And Pledged Bank Deposits Held (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Currency, U.S. Dollar USD ($)	Dec. 31, 2013 Currency, U.S. Dollar USD ($)	Dec. 31, 2014 Currency, U.S. Dollar Mainland China USD ($)	Dec. 31, 2013 Currency, U.S. Dollar Mainland China USD ($)	Dec. 31, 2014 Currency, U.S. Dollar HONG KONG USD ($)	Dec. 31, 2013 Currency, U.S. Dollar HONG KONG USD ($)	Dec. 31, 2014 Currency, U.S. Dollar UNITED STATES USD ($)	Dec. 31, 2013 Currency, U.S. Dollar UNITED STATES USD ($)	Dec. 31, 2014 Currency, U.S. Dollar European Union USD ($)	Dec. 31, 2013 Currency, U.S. Dollar European Union USD ($)	Dec. 31, 2014 Currency, Euro USD ($)	Dec. 31, 2014 Currency, Euro EUR (€)	Dec. 31, 2013 Currency, Euro USD ($)	Dec. 31, 2013 Currency, Euro EUR (€)	Dec. 31, 2014 Currency, Euro Mainland China EUR (€)	Dec. 31, 2013 Currency, Euro Mainland China EUR (€)	Dec. 31, 2014 Currency, Euro HONG KONG EUR (€)	Dec. 31, 2013 Currency, Euro HONG KONG EUR (€)	Dec. 31, 2014 Currency, Euro UNITED STATES EUR (€)	Dec. 31, 2013 Currency, Euro UNITED STATES EUR (€)	Dec. 31, 2014 Currency, Euro European Union EUR (€)	Dec. 31, 2013 Currency, Euro European Union EUR (€)	Dec. 31, 2014 Currency, Chinese Renminbi USD ($)	Dec. 31, 2014 Currency, Chinese Renminbi CNY	Dec. 31, 2013 Currency, Chinese Renminbi USD ($)	Dec. 31, 2013 Currency, Chinese Renminbi CNY	Dec. 31, 2014 Currency, Chinese Renminbi Mainland China CNY	Dec. 31, 2013 Currency, Chinese Renminbi Mainland China CNY	Dec. 31, 2014 Currency, Chinese Renminbi HONG KONG CNY	Dec. 31, 2013 Currency, Chinese Renminbi HONG KONG CNY	Dec. 31, 2014 Currency, Chinese Renminbi UNITED STATES CNY	Dec. 31, 2013 Currency, Chinese Renminbi UNITED STATES CNY	Dec. 31, 2014 Currency, Chinese Renminbi European Union CNY	Dec. 31, 2013 Currency, Chinese Renminbi European Union CNY	Dec. 31, 2014 Hong Kong Dollar Currency USD ($)	Dec. 31, 2014 Hong Kong Dollar Currency HKD	Dec. 31, 2013 Hong Kong Dollar Currency USD ($)	Dec. 31, 2013 Hong Kong Dollar Currency HKD	Dec. 31, 2014 Hong Kong Dollar Currency Mainland China HKD	Dec. 31, 2013 Hong Kong Dollar Currency Mainland China HKD	Dec. 31, 2014 Hong Kong Dollar Currency HONG KONG HKD	Dec. 31, 2013 Hong Kong Dollar Currency HONG KONG HKD	Dec. 31, 2014 Hong Kong Dollar Currency UNITED STATES HKD	Dec. 31, 2013 Hong Kong Dollar Currency UNITED STATES HKD	Dec. 31, 2014 Hong Kong Dollar Currency European Union HKD	Dec. 31, 2013 Hong Kong Dollar Currency European Union HKD
Concentration Risk [Line Items]
Cash and cash equivalents and pledged bank deposits held	$ 98,755	$ 8,564	$ 5,477	$ 84	$ 2,045	$ 6,909	$ 139	$ 1,571	$ 3,293	$ 0	$ 0	$ 2,002	€ 1,643	$ 2,991	€ 2,166	€ 19	€ 45	€ 234	€ 364	€ 0	€ 0	€ 1,390	€ 1,757	$ 88,183	539,593	$ 141,891	865,097	539,564	865,069	8	2	0	0	21	26	$ 6	43	$ 11	87	0	0	43	87	0	0	0	0